Share Based Payments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Summary of Stock Option Activity
The following is a summary of the Company’s stock option activity during the nine months ended September 30
, 2020
:

	Number of Stock Options	Weighted Average Exercise Price	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2019	3,467,292	$6.76	$—
Granted	809,590	0.47	—
Forfeited/Cancelle d	(346,938)	(5.66)	—
Exercised	—	—	—

Outstanding as of September 30, 2020	3,929,944	$5.56	$—

Exercisable as of September 30, 2020	2,449,829	$4.27	$—

The following is a summary of stock option activity for the year ended December 31, 2019 and 2018:

	Number of Options	Weighted Average Exercise Price in USD$	Aggregate Intrinsic Value in USD$
Outstanding as of December 31, 2017	2,448,646
Granted	1,011,406	10.12
Forfeited	(53,503)	9.89
Exercised (1)	(98,500)	3.10
Outstanding as of December 31, 2018	3,308,049	$7.14	$8,308
Granted	1,167,658	$4.65
Forfeited/Cancelled	(488,415)	8.53
Exercised (2)	(520,000)	2.77
Outstanding as of December 31, 2019	3,467,292	$6.76	$—

Exercisable as of December 31, 2019	1,885,531	$3.86	$—

Summary of Company's Restricted Stock Unit Activity
The following is a summary of the Company’s restricted stock award activity for the nine months ended September 30
, 2020
:

	Number of Restricted Stock Units	Weighted Average Grant Date Fair Value per Unit
Outstanding as of December 31, 2019	27,697	$0.61
Granted	218,161	0.50
Settle d	(240,106)	0.52

Outstanding as of September 30, 202 0	5,752	$0.39

The following is a summary of the Company’s RSU activity for the years ended December 31, 2019 and 2018:

	Number of Restricted Stock Units	Weighted Average Grant Date Fair Value per Unit
Outstanding as of January 1, 2018	1,928	CAD$	10.00
Vested and settled during 2018 (1)	(964)	CAD$	10.00

Outstanding as of December 31, 2018	964	CAD$	10.00
Granted	27,697	USD$	0.61
Vested and settled during 2019 (1)	(964)	CAD$	10.00

Outstanding as of December 31, 2019	27,697	USD$	0.61

(1)	Includes 259 RSUs withheld to satisfy required withholding taxes.

Summary of Stock-Based Compensation Expense is Classified in Condensed Consolidated Statements of Operations and Comprehensive Loss
Stock-based compensation expense is classified in the Company’s condensed consolidated statements of operations and comprehensive loss as follows (amounts in thousands):

	Nine Months Ended September 30,
	2020	2019
Research and development	$727	$643
Cost of sales	(1)	—
Selling, general and administrativ e	1,295	2,693

Total	$2,021	$3,336

Stock-based compensation expense is classified in the Company’s consolidated statements of operations and comprehensive loss as follows (amounts in thousands):

	2019	2018
Research and development	$898	$939
General and administrative	3,793	7,156

Total	$4,691	$8,095

Employee and Director Stock Options
Summary of Stock Options Outstanding and Exercisable

The following table summarizes stock options outstanding and exercisable by employees and directors as of December 31, 2019:

Number of Options Outstanding	Expiration Date	Options Outstanding Remaining Contractual Life (In Years)	Exercise Price	Fair Value Post Modification (1)	Grant Date Fair Value	Number of Options Exercisable
20,000	December 8, 2024	4.94	$12.72	$2.18	$—	20,000
80,000	December 8, 2024	4.94	$12.72	$2.18	$—	80,000
20,000	March 16, 2025	5.20	$12.52	$2.43	$—	20,000
150,000	October 21, 2025	5.80	$3.20	$6.57	$—	150,000
20,000	December 31, 2025	6.00	$4.48	$5.86	$—	20,000
595,000	July 13, 2026	6.53	$5.35	$5.18	$—	595,000
20,000	August 8, 2026	6.60	$4.98	$5.42	$—	20,000
617,000	April 17, 2027	7.29	$8.13	$7.54	$—	308,500
6,146	May 18, 2027	7.37	$7.35	$4.75	$—	6,146
10,000	May 18, 2027	7.37	$7.35	$7.65	$—	5,000
20,000	August 8, 2027	7.60	$10.38	$7.38	$—	10,000
20,000	April 9, 2028	8.27	$9.03	$8.01	$—	5,000
337,500	May 15, 2028	8.37	$10.99	$7.89	$—	183,438
55,513	August 22, 2028	8.64	$10.23	$—	$7.21	13,878
375	September 4, 2028	8.67	$10.19	$—	$7.19	375
50,000	September 10, 2028	8.69	$10.34	$—	$7.30	12,500
50,000	September 24, 2028	8.73	$9.71	$—	$6.79	12,500
75,000	October 15, 2028	8.79	$8.75	$—	$6.19	75,000
10,000	October 29, 2028	8.82	$9.71	$—	$6.87	2,500
5,000	November 19, 2028	8.88	$8.00	$—	$5.66	5,000
7,500	January 22, 2029	9.06	$7.65	$—	$5.30	—
7,500	February 4, 2029	9.09	$7.26	$—	$5.03	—
543,758	March 28, 2029	9.23	$6.76	$—	$4.62	88,694
215,000	August 7, 2029	9.60	$2.03	$—	$1.37	—
40,000	August 19, 2029	9.63	$1.93	$—	$1.30	—
150,000	September 23, 2029	9.72	$1.73	$—	$1.20	—
30,000	September 30, 2029	9.74	$1.65	$—	$1.11	—
20,000	October 1, 2029	9.75	$1.68	$—	$0.98	—
15,000	October 14, 2029	9.78	$1.45	$—	$0.98	—

3,190,292						1,633,531

(1)	Reflects fair value of modified stock options on August 8, 2018

Estimation Using Black-Scholes Option Pricing Model With Following Weighted Average Assumptions
The weighted average grant date fair value of employee and director stock options granted for the nine months ended September 30
, 2020
was $0.30
per option and the grant date fair values of these stock options were estimated using the Black-Scholes option pricing model using the following weighted average assumptions:

Nine Months Ended September 30, 2020
Stock price	$0.47
Exercise price	$0.47
Expected term	5.26 years
Expected volatility	77.35%
Risk-free interest rat e	0.58%
Dividend rate	0.00%

The fair value of employee and director stock options granted for the years ended December 31, 2019 and 2018 had a weighted average grant date fair value of $3.01 and $7.78 per option, respectively, and they were estimated using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Year Ended December 31,
	2019	2018
Stock price	$4.65	$11.21
Exercise price	$4.65	$10.12
Expected term	5.42 years	6.25 years
Expected volatility	76.90%	78.99%
Risk-free interest rate	1.96%	2.67%
Dividend rate	0.00%	0.00%

Consultants Stock Options
Summary of Stock Options Outstanding and Exercisable
The following table summarizes stock options outstanding and exercisable by consultants as of December 31, 2019:

Number of Options Outstanding	Expiration Date	Options Outstanding Remaining Contractual Life (In Years)	Exercise Price	Fair Value Post Modification (1)	Grant Date Fair Value	Number of Options Exercisable
30,000	December 8, 2024	4.94	$12.72	$2.18	$—	30,000
110,000	October 28, 2025	5.82	$3.18	$6.59	$—	110,000
72,000	October 3, 2026	6.75	$5.15	$5.35	$—	72,000
20,000	May 18, 2027	7.37	$7.35	$7.65	$—	10,000
15,000	August 8, 2027	7.60	$10.38	$7.38	$—	7,500
15,000	November 6, 2027	7.84	$16.20	$6.98	$—	7,500
15,000	August 22, 2028	8.64	$10.23	$—	$8.87	15,000

277,000						252,000

(1)	Reflects fair value of modified stock options on August 8, 2018

Estimation Using Black-Scholes Option Pricing Model With Following Weighted Average Assumptions	Stock options granted to the Company’s consultants for the year ended December 31, 2018 had a weighted average grant date fair value of $8.87 per share, and they were estimated using the
Black-Scholes
option-pricing model with the following weighted-average assumptions:

Year Ended December 31,
2018
Stock price	$10.23
Exercise price	$10.23
Option term	10 years
Expected volatility	90.17%
Risk-free interest rate	2.82%
Dividend rate	0.00%

Summary of Non-Employee Stock Options Accounted for As Derivative Financial Instruments
The following table summarizes
non-employee
stock options that had been accounted for as derivative financial instruments during the year ended December 31, 2018 (amounts in thousands):

Year Ended December 31,
2018
Fair value of non-employee stock options at beginning of year	$2,637
Exercise of non-employee options	(737)
Cancelled	—
Foreign exchange gains	(38)
Change in fair value of non-employee stock options during the year	(656)
Reclassification to additional paid-in capital	(1,206)

Fair value of non-employee stock options at end of year	$—

Non-employee Liability
Estimation Using Black-Scholes Option Pricing Model With Following Weighted Average Assumptions
The fair value of
non-employee
stock options previously classified as liabilities and recorded as derivative financial instruments which were subsequently reclassified to equity following the modification of stock option previously on August 8, 2018 were estimated using the Black-Scholes option pricing model with the following weighted-average assumptions as of August 8, 2018:

	August 8, 2018
Stock price	CAD$	12.14
Exercise price	CAD$	4.38
Expected life		0.93 years
Expected volatility		73.18%
Risk-free interest rate		1.95%
Dividend rate		0.00%